Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Nemus Bioscience, Inc.
Entity Central Index Key	0001516551
Trading Symbol	nmus
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Amendment Flag	false